OTHER RECEIVABLES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)		Dec. 31, 2022 CNY (¥)		Dec. 31, 2021 CNY (¥)
Financial assets
Loans to unrelated companies	$ 12,120		¥ 83,600	[1]	¥ 83,600	[1]
Deposits	114	[1]	790		863
Others	145		1,000		1,000
Financials asset	12,379		85,390		85,463
Staff advance	34		237		697
Others	13		90		280
Total amount	47		327		977
Impairment allowance	(433)		(2,984)		(239)
Total	11,993		82,733		¥ 86,201
Loan payable	11,599		80,000
Interest receivable	$ 521		¥ 3,600

[1]	The balance as of December 31, 2022 consisted of a loan in the amount of CNY80,000 (US$11,599) and the corresponding interest receivable amounted to CNY3,600 (US$521) from Shenzhen Qianhai, a subsidiary of the Company, to an unrelated company, Shenzhen Chaopeng Investment Co., Ltd. The loan was originally provided on June 30, 2021, and will mature in one year. On June 30, 2022, the loan was extended for another year to June 30, 2023. The loan is interest-bearing at a rate of 9% per annum and guaranteed by Shenzhen Feishang Investment Co., Limited, a company unrelated to the Group.